Report for the Calendar Year of Quarter Ended: December 31,
2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 February 21, 2001

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:	 $94070


List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           y                02364j104      249     7150 SH       SOLE                     7150
AT&T                           y                001957109     1306    75715 SH       SOLE                    75715
AT&T Wireless Group            y                001957406      332    19200 SH       SOLE                    19200
Abbott Laboratories            y                002824100      688    14200 SH       SOLE                    14200
Agilent Technologies           y                00846u101      690    12600 SH       SOLE                    12600
Amer. Home Products            y                026609107      267     4200 SH       SOLE                     4200
American International Group   y                026874107     3721    37749 SH       SOLE                    37749
American Standard              y                029712106     1055    21400 SH       SOLE                    21400
Anheuser Busch                 y                035229103      291     6400 SH       SOLE                     6400
Avalon Bay Comm.               y                               213     4250 SH       SOLE                     4250
BP Amoco                       y                055622104      334     6984 SH       SOLE                     6984
Baxter International           y                071813109      422     4776 SH       SOLE                     4776
Berkshire Hathaway             y                084670108      710       10 SH       SOLE                       10
Bristol-Myers Squibb           y                110122108     4807    65008 SH       SOLE                    65008
CVS                            y                126650100     2598    43350 SH       SOLE                    43350
Chevron Corp.                  y                166751107      422     5000 SH       SOLE                     5000
Cisco Systems                  y                17275R102      218     5700 SH       SOLE                     5700
Citigroup                      y                171196108    10913   213718 SH       SOLE                   213718
Coca-Cola                      y                191216100     1091    17900 SH       SOLE                    17900
Conoco 'A'                     y                208251306     1557    54400 SH       SOLE                    54400
Corning                        y                219350105     2297    43500 SH       SOLE                    43500
Disney                         y                254687106     1885    65142 SH       SOLE                    65142
Du Pont                        y                263534109      319     6600 SH       SOLE                     6600
Duckwall-Alco Stores           y                264142100       64    10900 SH       SOLE                    10900
Exxon Mobil                    y                30231g102     1349    15520 SH       SOLE                    15520
Fortune Brands                 y                349631101     1134    37800 SH       SOLE                    37800
General Electric               y                369604103    13564   282955 SH       SOLE                   282955
Gillette                       y                375766102      863    23900 SH       SOLE                    23900
Hewlett-Packard                y                428236103     1287    40770 SH       SOLE                    40770
Honeywell                      y                438516106      255     5400 SH       SOLE                     5400
Household International        y                441815107     1762    32039 SH       SOLE                    32039
Intel                          y                458140100     2048    68130 SH       SOLE                    68130
International Business Machine y                459200101     5048    59388 SH       SOLE                    59388
Interpublic Group              y                460690100     2128    50000 SH       SOLE                    50000
Johnson & Johnson              y                478160104     1534    14600 SH       SOLE                    14600
Kimberly-Clark                 y                494368103      262     3700 SH       SOLE                     3700
Kinder Morgan Energy Partners  y                494550106     1112    19750 SH       SOLE                    19750
Lockheed Martin                y                539830109      289     8500 SH       SOLE                     8500
Loral Space                    y                G56462107      111    34850 SH       SOLE                    34850
McDonalds Corp.                y                580135101      204     6000 SH       SOLE                     6000
Merck                          y                589331107     5106    54539 SH       SOLE                    54539
Microsoft Corp.                y                594918104      658    15175 SH       SOLE                    15175
Motorola                       y                620076109      896    44250 SH       SOLE                    44250
Nestle                         y                641069406     2671    22900 SH       SOLE                    22900
Pepsi Bottling                 y                713409100      549    13800 SH       SOLE                    13800
Pfizer                         y                717081103      497    10800 SH       SOLE                    10800
Philip Morris                  y                718154107      488    11100 SH       SOLE                    11100
Procter & Gamble               y                742718109     1326    16900 SH       SOLE                    16900
Royal Dutch                    y                780257804      285     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504     2376    65553 SH       SOLE                    65553
Safeway Inc.                   y                786514208     2845    45525 SH       SOLE                    45525
Schlumberger                   y                806857108      240     3000 SH       SOLE                     3000
Time Warner                    y                887315109     2588    49550 SH       SOLE                    49550
U.S. Bancorp                   y                902973106      717    24550 SH       SOLE                    24550
U.S. Industries                y                912080108      180    22550 SH       SOLE                    22550
United Technologies            y                913017109      315     4000 SH       SOLE                     4000
Verizon                        y                92343v104      210     4188 SH       SOLE                     4188
Walgreen                       y                931422109     2007    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206      344    16000 SH       SOLE                    16000
Worldcom                       y                55268b106      371    26349 SH       SOLE                    26349